Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2025
Text Block1 [Abstract]
Summary of Trade and Other Payables

Million US dollar	31 December 2025	31 December 2024

Indirect taxes payable	108	93
Trade payables	671	424
Deferred consideration on acquisitions	21	221
Other payables	69	59
Non-current trade and other payables	869	797

Trade payables and accrued expenses	17 055	16 010
Payroll and social security payables	1 606	1 623
Indirect taxes payable	3 021	2 560
Interest payable	1 369	1 336
Consigned packaging	1 093	1 017
Dividends payable	610	767
Deferred consideration on acquisitions	223	69
Other payables and deferred income	479	422
Current trade and other payables	25 455	23 804